Fair Value Measurements - Changes in Level 3 Liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Conversion of SAFE liability to Series X preferred stock	$ 10,000,000	$ 10,000,000
Common stock issued in connection with conversion of notes payable	1,159,500	1,159,500	$ 3,412,782	$ 3,412,782
Issuance of Series X preferred stock in connection with conversion of notes payable	296,819	296,819
Warrants exchanged for shares of common stock and Series X preferred stock	2,009,207	2,009,207
Loss on extinguishment of debt	3,940	3,940			$ 23,284
Change in fair value				300,000	1,600,000
Reclassification of warrants to equity	(912,580)	(912,580)
Loss on conversion of SAFE	5,338,808	5,338,808
SAFE Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		4,824,217
Issuance of SAFE					5,000,000
Conversion of SAFE liability to Series X preferred stock		(10,000,000)
Change in fair value		(163,025)		(175,783)
Loss on conversion of SAFE		5,338,808
Ending Balance				4,824,217
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		4,516,485	4,057,927	4,057,927
Issuance of convertible notes and warrants		278,494
Warrants exchanged for shares of common stock and Series X preferred stock		(2,009,207)
Change in fair value		(1,873,192)		458,558
Reclassification of warrants to equity		(912,580)
Ending Balance				4,516,485	4,057,927
Contingent Interest
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance			$ 59,890	59,890
Gain on conversion of notes					(59,890)
Contingent interest in connection with notes payable					55,394
Ending Balance					59,890
Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Issuance of convertible notes and warrants		1,353,720
Contingent interest in connection with notes payable				$ 60,000
Common stock issued in connection with conversion of notes payable		(1,159,500)
Issuance of Series X preferred stock in connection with conversion of notes payable		(296,819)
Loss on extinguishment of debt		3,940
Change in fair value		255,145
Ending Balance	$ 156,486	$ 156,486
Convertible Notes | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Issuance of convertible notes and warrants					2,488,544
Change in fair value					1,569,383
Convertible Notes | Contingent Interest
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Change in fair value					$ 4,496